Income Tax Expenses - Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Accrued expenses and others	¥ 12,466	¥ 9,245
Net operating loss carry forwards	32,985	3,511
Inventory write downs	1,463	1,497
Deferred income	201	1,169
Total deferred tax assets	47,114	15,422
Less: valuation allowance	(32,926)	(3,146)
Deferred tax assets, net	¥ 14,189	¥ 12,276